Plan Description (Details) - SIP	12 Months Ended
	Dec. 31, 2025 USD ($) year loan h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Transfers from (to) other plans	$ 17,486,000
Matching percentage	100.00%
Catch-up contribution, minimum age	50 years
Participant compensation matched, percentage	6.00%
Employer contributions receivable	$ 3,034,000	$ 2,785,000
Default investment election, target age | year	65
Automatic deferral rate, annual increase	1.00%
Forfeited and available to pay administrative expenses	$ 79,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Minimum borrowing, amount	$ 1,000
Number of outstanding loans allowed | loan	2
General loan, borrowing term	5 years
Prime rate percentage	1.00%
EBP, Qualified Non-Elective Contributions
EBP, Description of Plan [Line Items]
Employer non-elective contribution rate	3.00%
Service period | h	1,000
Vesting period	3 years
Vesting percentage	100.00%
Employer contributions receivable	$ 2,526,000	$ 2,472,000
EBP, Qualified Non-Elective Contributions | 401(k) Rail
EBP, Description of Plan [Line Items]
Employer contributions receivable	$ 69,000
Minimum
EBP, Description of Plan [Line Items]
Automatic contribution rate	6.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic contribution rate	15.00%
Caterpillar Inc.
EBP, Description of Plan [Line Items]
Subsidiary ownership percentage by parent	100.00%